Income taxes (Details 1)	Mar. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
U.S. federal and state tax net operating loss carryovers	$ 159,721
Fixed assets and other	9,713
Total deferred tax assets	169,434
Less: valuation allowance	$ (169,434)
Net deferred tax asset